Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
General and administrative expenses	$ 1,676,761	$ 161,058	$ 2,392	$ 1,835,743	$ 3,337,532	$ 4,332,947
General and administrative expenses—related party	21,000	22,000	0	62,500	57,000	78,000
Franchise tax expenses	50,000	59,808	937	188,844	207,119	209,995
Loss from operations	(1,747,761)	(242,866)	(3,329)	(2,087,087)	(3,601,651)	(4,620,942)
Offering costs associated with derivative warrant liabilities			0		(1,413,340)	(1,413,340)
Change in fair value of derivative warrant liabilities	600,000	4,933,340	0	9,600,000	20,800,000	23,933,330
Income from investments held in Trust Account	1,808,010	6,145	0	2,408,800	16,098	23,684
Net icome before income taxes	660,249	4,696,619	(3,329)	9,921,713	15,801,107	17,922,732
Income tax expense	(369,182)		0	(426,868)		0
Net income (loss)	$ 291,067	$ 4,696,619	(3,329)	$ 9,494,845	$ 15,801,107	17,922,732
Common Stock Subject To Possible Redemption [Member]
Weighted average shares outstanding, Basic	40,000,000	40,000,000		40,000,000	35,457,875
Common Class A [Member]
Net income (loss)			$ 0			$ 14,109,019
Weighted average shares outstanding, Basic			0			36,602,740
Weighted average shares outstanding, Diluted			0			36,602,740
Basic net income per share			$ 0			$ 0.39
Diluted net income per share			$ 0			$ 0.39
Common Class A [Member] | Common Stock Subject To Possible Redemption [Member]
Weighted average shares outstanding, Basic	40,000,000	40,000,000		40,000,000	35,457,875
Weighted average shares outstanding, Diluted	40,000,000	40,000,000		40,000,000	35,457,875
Basic net income per share	$ 0.01	$ 0.09		$ 0.19	$ 0.35
Diluted net income per share	$ 0.01	$ 0.09		$ 0.19	$ 0.35
Common Class F [Member]
Net income (loss)			$ (3,329)			$ 3,813,712
Weighted average shares outstanding, Basic	10,000,000	10,000,000	7,500,000	10,000,000	9,858,059	9,893,836
Weighted average shares outstanding, Diluted	10,000,000	10,000,000	7,500,000	10,000,000	10,000,000	9,893,836
Basic net income per share	$ 0.01	$ 0.09	$ 0	$ 0.19	$ 0.35	$ 0.39
Diluted net income per share	$ 0.01	$ 0.09	$ 0	$ 0.19	$ 0.35	$ 0.39